Trade and Other Receivables (Tables) (Bendon Limited) - Bendon Limited [Member]	12 Months Ended
Jan. 31, 2018
TradeAndOtherReceivablesLineItems [Line Items]
Schedule of Trade and Other Receivables

		31 January	31 January	30 June	30 June
		2018	2017	2016	2015
		NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s
Trade receivables		9,982	26,499	20,603	16,020
Provision for impairment	(a)	(326)	(537)	(268)	(340)
		9,656	25,962	20,335	15,680
Prepayments		1,792	1,779	2,659	935
Other receivables		1,717	349	347	206
		13,165	28,090	23,341	16,821

Disclosure of Impairment Loss and Reversal of Impairment Loss

Reconciliation of changes in the provision for impairment of receivables is as follows:

	For the Year	For the 7 Months	For the Year	For the Year
	Ended 31	Ended 31	Ended 30	Ended 30
	January 2018	January 2017	June 2016	June 2015
	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s
Balance at beginning of the period	(537)	(268)	(340)	(368)
Provision charged	(92)	(364)	(16)	-
Reversal of impairment	316	80	88	28
Foreign exchange movement	(13)	15	-	-
Balance at end of the period	(326)	(537)	(268)	(340)

Analysis of Age of Financial Assets That are Past Due but Not Impaired

The ageing analysis of receivables is as follows:

	31 January	31 January	30 June	30 June
	2018	2017	2016	2015
	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s
0-30 days	7,945	14,883	12,769	14,209
31-60 days	335	2,566	1,934	466
61-90 days (past due not impaired)	489	2,166	1,081	472
61-90 days (considered impaired)	-	-	-	-
91+ days (past due not impaired)	1,213	6,884	4,551	533
91+ days (considered impaired)	-	-	268	340
	9,982	26,499	20,603	16,020

Disclosure of Transfers of Financial Assets

The amount repayable under the factoring agreement is presented as secured borrowings.

	31 January	31 January	30 June	30 June
	2018	2017	2016	2015
	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s
Transferred receivables	9,790	11,649	14,599	-